SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED PAYMENTS
Schedule of fair value measurement inputs and valuation techniques

Year Ended
December 31,
2020
Risk Free Interest Rate	1.54 - 1.59%
Expected Dividend Yield	0.00%
Expected Volatility	58.0 - 100%
Expected Life (years)	5 - 10

Summary of information related to common stock and preferred stock warrants

	Common	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2019	417,962	$2.81
Granted	496,577	2.52
Exercised	—	—
Forfeited	—	—
Outstanding - December 31, 2020	914,539	$2.66
Granted	3,012,048	4.58
Conversion of preferred stock warrants upon IPO	51,642	7.66
Exercised	(386,881)	4.57
Forfeited	(11,232)	7.66
Outstanding - December 31, 2021	3,580,116	$4.12
Exercisable at December 31, 2020	914,539	$2.66
Exercisable at December 31, 2021	3,580,116	$4.12

	Preferred	Weighted
	Stock	Average
	Warrants	Exercise Price
Outstanding - December 31, 2019	806,903	$0.49
Outstanding - December 31, 2020	806,903	$0.49
Converted to common stock warrants upon IPO	(806,903)	0.49
Exercised	—	—
Forfeited	—	—
Outstanding – December 31, 2021	—	$—
Exercisable at December 31, 2021	—	$—

Summary of information related to stock options under stock plan

		Weighted
		Average
	Options	Exercise Price
Outstanding - December 31, 2019	1,084,215	$2.50
Granted	91,688	0.94
Exercised	—	—
Forfeited	(12,800)	$3.28
Outstanding - December 31, 2020	1,163,103	$2.34
Granted	2,732,000	4.15
Exercised	—	—
Forfeited	—	—
Outstanding - December 31, 2021	3,895,103	$3.62
Exercisable at December 31, 2020	880,955	$2.34
Exercisable at December 31, 2021	3,164,624	$3.59
Weighted average duration (years) to expiration of outstanding options at December 31, 2021	8.00

Schedule of assumptions utilized for option grants

	Year Ended
	December 31,
	2021	2020
Risk Free Interest Rate	0.34% - 0.85%	0.42% - 0.51%
Expected Dividend Yield	0.00%	0.00%
Expected Volatility	58.00%	58.00%
Expected Life (years)	5.18	6.25